Segment information - Non-current assets by location (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	€ 81,511,000	€ 357,770,000	€ 323,784,000
Belgium
Disclosure of geographical areas [line items]
Non-current assets	3,887,000	95,686,000	56,209,000
France
Disclosure of geographical areas [line items]
Non-current assets		5,000	1,438,000
The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	75,890,000	239,454,000	251,230,000
Switzerland
Disclosure of geographical areas [line items]
Non-current assets		92,000	3,247,000
United States of America
Disclosure of geographical areas [line items]
Non-current assets	€ 1,734,000	€ 22,533,000	€ 11,660,000